Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Credit Facilities
At December 31, 2022, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities	June 2027[1]	2,300	—
1 On June 1, 2022, the maturity dates for the Operating Credit Facilities were extended from June 2026 to June 2027.

Schedule of Outstanding Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2022 and 2021:

As at December 31 (millions of dollars)	2022	2021
3.20% Series 25 notes due 2022	—	600
0.71% Series 48 notes due 2023	600	600
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
4.91% Series 52 notes due 2028	750	—
3.02% Series 43 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	13,245	13,095

6.6% Senior Secured Bonds due 2023 (Principal amount - $95 million)	97	105
4.6% Note Payable due 2023 (Principal amount - $36 million)	36	37
HOSSM long-term debt (b)	133	142

	13,378	13,237

Add: Net unamortized debt premiums	8	9
Less: Unamortized deferred debt issuance costs	(47)	(50)
Total long-term debt	13,339	13,196
(a) Hydro One long-term debt
At December 31, 2022, long-term debt of $13,245 million (2021 - $13,095 million) was outstanding, the majority of which was issued under Hydro One’s Medium Term Note (MTN) Program. In June 2022, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in July 2024. At December 31, 2022, $3,250 million remained available for issuance under the MTN Program prospectus.
In 2022, Hydro One issued long-term debt totaling $750 million (2021 - $900 million) and repaid long-term debt of $600 million (2021 - $800 million) under the MTN Program.
(b) HOSSM long-term debt
At December 31, 2022, HOSSM long-term debt of $133 million (2021 - $142 million), with a principal amount of $131 million (2021 - $134 million) was outstanding. In 2022, no long-term debt was issued (2021 - $nil), and $3 million (2021 - $4 million) of long-term debt was repaid.

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2022	2021
Current liabilities:
Long-term debt payable within one year	733	603
Long-term liabilities:
Long-term debt	12,606	12,593
Total long-term debt	13,339	13,196

Summary of Principal Repayments and Related Weighted Average Interest Rates
At December 31, 2022, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	731	512	1.7
Year 2	700	507	2.5
Year 3	750	489	2.3
Year 4	500	473	2.8
Year 5	—	467	—
	2,681	2,448	2.3
Years 6-10	3,450	1,976	4.1
Thereafter	7,245	3,663	4.5
	13,376	8,087	3.9